Document and Entity Information	Sep. 28, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 28, 2025
Entity File Number	0-17948
Entity Registrant Name	ELECTRONIC ARTS INC.
Entity Central Index Key	0000712515
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	94-2838567
Entity Address, Address Line One	209 Redwood Shores Parkway
Entity Address, City or Town	Redwood City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94065-1175
City Area Code	650
Local Phone Number	628-1500
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	EA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false